Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee makes annual grants of equity awards and takes other compensation actions in the first quarter of each year in connection with its annual management performance evaluation. Annual equity grants for executive officers occur on the same date as our annual equity grants for our other officers and employees, which typically occurs in February. Loews does not grant equity awards in anticipation of the release of material non-public information or time the release of this information based on equity award grant dates. We also at times grant equity awards in connection with new hires or promotions during the year, and in connection with our recent executive leadership transition, we granted SARs to each of Benjamin Tisch, Alexander Tisch and Jane Wang, as described below under the heading “2025 Compensation to Our Named Executive Officers — Special 2025 Stock Appreciation Right Awards.” These grants are approved by the Committee (or, in the case of grants to those who are not subject to Section 16 of the Exchange Act, by our Chief Executive Officer, as delegated by the Committee) and are also not granted (and in 2025 were not granted) in anticipation of the release of material non-public information.
Award Timing Method	The Compensation Committee makes annual grants of equity awards and takes other compensation actions in the first quarter of each year in connection with its annual management performance evaluation. Annual equity grants for executive officers occur on the same date as our annual equity grants for our other officers and employees, which typically occurs in February.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Loews does not grant equity awards in anticipation of the release of material non-public information or time the release of this information based on equity award grant dates. We also at times grant equity awards in connection with new hires or promotions during the year, and in connection with our recent executive leadership transition, we granted SARs to each of Benjamin Tisch, Alexander Tisch and Jane Wang, as described below under the heading “2025 Compensation to Our Named Executive Officers — Special 2025 Stock Appreciation Right Awards.” These grants are approved by the Committee (or, in the case of grants to those who are not subject to Section 16 of the Exchange Act, by our Chief Executive Officer, as delegated by the Committee) and are also not granted (and in 2025 were not granted) in anticipation of the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false